Label	Element	Value
Peritus High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EXCHANGE LISTED FUNDS TRUST Peritus High Yield ETF (the “Fund”)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 30, 2018 to the Fund’s currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Fund’s currently effective Summary Prospectus, Prospectus, and SAI and should be read in conjunction with those documents.

The Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) has approved the appointment of PhaseCapital LP (“PhaseCapital”) as the sub-adviser to the Trust’s Peritus High Yield ETF. PhaseCapital will replace the Fund’s current sub-adviser. This change is expected to occur on or about September 4, 2018.

This change will become effective without the need for any shareholder action. The Trust and Exchange Traded Concepts, LLC (“ETC”), the Fund’s investment adviser, have received an order from the Securities and Exchange Commission that permits ETC, subject to the supervision and approval of the Board, to hire and terminate investment sub-advisers without shareholder approval.

In addition, effective on or about September 4, 2018, the name of the Fund will change to High Yield ETF.

The appointment of PhaseCapital as the sub-adviser to the Fund and the change to the Fund’s name will have no effect on the Fund’s investment objective or principal investment strategies. These changes also will not affect the Fund’s fees and expenses.

Shareholders of the Fund will receive an Information Statement that provides additional information about PhaseCapital.

Supplement Closing [Text Block]	cik0001547950_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.